Taxation (Details 2) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities	SFr (379,078)	SFr (396,529)	SFr (402,361)	SFr (404,027)
Deferred Tax Assets	226,448	217,720	230,352	207,445
Deferred Tax, net	(152,630)	(178,809)		(196,582)	SFr (327,637)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities	(354,117)	(349,052)		(327,637)
Deferred Tax, net		(349,052)		(327,637)	(327,637)
Hercules Loan Facility [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities	(5,202)	(47,477)	(53,309)	(76,390)
Deferred Tax, net		(47,477)		(76,390)
Derivatives financial instrument [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities	(19,759)
Net operating loss (NOL) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	SFr 226,448	217,720	SFr 230,352	207,445
Deferred Tax, net		SFr 217,720		SFr (207,445)